Offerings - Offering: 1	Apr. 15, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 35,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,833.50
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.